Summary of Significant Accounting Policies (Details) - Schedule of Spot Exchange Rates and Average Exchange Rates	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Spot Exchange Rates and Average Exchange Rates [Abstract]
Year-end RMB	7.2203	6.8676	6.3393
Year average RMB	7.1671	6.8516	6.418